Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares ETF) (Vanguard Intermediate-Term Corporate Bond Index Fu, Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Annual Total Return
2012	11.36%
2011	7.94%
2010	10.65%